Consolidated Condensed Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 231,519	$ 1,100,031
Total current assets	431,636	1,516,043
Total assets	283,751,241	281,680,206
Total current liabilities	223,035	83,301
Total liabilities	9,883,035	9,743,301
Preferred stock
Total stockholders’ deficit	(9,327,236)	(8,203,095)
Total liabilities, common stock subject to possible redemption and stockholders’ deficit	283,751,241	281,680,206
Southland Holdings [Member]
Cash and cash equivalents	57,915,000	63,342,000
Restricted cash	14,076,000	47,900,000
Accounts receivable, net	135,678,000	126,702,000
Retainage receivables	122,682,000	110,971,000
Contract assets	512,906,000	374,624,000
Other current assets	24,047,000	22,977,000
Total current assets	867,304,000	746,516,000
Property and equipment, net	114,084,000	156,031,000
Right-of-use assets	16,893,000	15,816,000
Investments - unconsolidated entities	113,724,000	103,610,000
Investments - limited liability companies	2,590,000	1,926,000
Investments - private equity	3,261,000	3,925,000
Goodwill	1,528,000	1,528,000
Intangible assets, net	2,218,000	3,215,000
Other noncurrent assets	3,703,000	3,186,000
Total noncurrent assets	258,001,000	289,237,000
Total assets	1,125,305,000	1,035,753,000
Accounts payable	126,385,000	146,455,000
Retainage payable	33,677,000	32,706,000
Accrued liabilities	121,584,000	115,057,000
Current portion of long-term debt	46,322,000	41,333,000
Short-term lease liabilities	16,572,000	20,048,000
Contract liabilities	131,557,000	111,286,000
Total current liabilities	476,097,000	466,885,000
Long-term debt	227,278,000	195,597,000
Long-term lease liabilities	10,032,000	13,496,000
Deferred tax liabilities	3,392,000	5,962,000
Other noncurrent liabilities	48,622,000	51,462,000
Total long-term liabilities	289,324,000	266,517,000
Total liabilities	765,421,000	733,402,000
Noncontrolling Interest	10,446,000	11,057,000
Members’ capital	327,614,000	267,831,000
Preferred stock	24,400,000	24,400,000
Accumulated other comprehensive income	(2,576,000)	(937,000)
Total stockholders’ deficit	359,884,000	302,351,000
Total liabilities, common stock subject to possible redemption and stockholders’ deficit	$ 1,125,305,000	$ 1,035,753,000